Discontinued operations	6 Months Ended
Jun. 30, 2016
Discontinued operations
4 Discontinued operations
There were no operations that were discontinued in 6M16 or 2015.
> Refer to “Note 4 – Discontinued operations” in in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2015 for further information.